ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 36,420	$ 35,884
IVA receivables current	5,119	12,564
IVA receivables noncurrent	31,301	23,320
IVA receivable recovered	4,796
Loan receivable remaining unpaid	2,900	3,950
Loans and receivables	2,556	3,324
Current loans and receivables	1,400	1,450
Non-current loans and receivables	1,156	$ 1,874
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	29,353
Pitarrilla [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 1,948